John Hancock International Growth Fund Expense Example - Class A C I R2 R4 R6 [Member] - John Hancock International Growth Fund	Mar. 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 626
Expense Example, with Redemption, 3 Years	894
Expense Example, with Redemption, 5 Years	1,181
Expense Example, with Redemption, 10 Years	1,999
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	303
Expense Example, with Redemption, 3 Years	630
Expense Example, with Redemption, 5 Years	1,082
Expense Example, with Redemption, 10 Years	2,157
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	321
Expense Example, with Redemption, 5 Years	557
Expense Example, with Redemption, 10 Years	1,235
Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	142
Expense Example, with Redemption, 3 Years	442
Expense Example, with Redemption, 5 Years	765
Expense Example, with Redemption, 10 Years	1,679
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	386
Expense Example, with Redemption, 5 Years	676
Expense Example, with Redemption, 10 Years	1,502
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	286
Expense Example, with Redemption, 5 Years	497
Expense Example, with Redemption, 10 Years	$ 1,107